Related Party Transactions - Part 5 (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2017	Aug. 19, 2016	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2017
Related Party Transaction [Line Items]
Sales			$ 1,295	$ 1,381
Rovi License Agreement
Related Party Transaction [Line Items]
Agreement term		10 years
Payments to Related Parties			0		$ 0
Hughes Broadband Master Services Agreement [Member]
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity.	90 days
Agreement term	5 years
Automatic renewal period	1 year
Broadband equipment purchased from related party			1,000	4,000
EchoStar
Related Party Transaction [Line Items]
Purchases from NagraStar			1,000	1,000
NagraStar L.L.C
Related Party Transaction [Line Items]
Interest on equity method investment					50.00%			50.00%
Purchases from NagraStar			11,770	14,092	$ 53,902	$ 56,284	$ 72,162
Amounts payable to NagraStar			7,893		9,038	9,630
Commitments to NagraStar			$ 4,171		$ 3,260	4,893
Dish Mexico
Related Party Transaction [Line Items]
Interest on equity method investment			49.00%		49.00%
Amounts receivable			$ 2,942		$ 3,343
Dish Mexico | Uplink services
Related Party Transaction [Line Items]
Sales			$ 1,295	$ 1,381	$ 5,095	$ 5,620	$ 6,653